CREDIT AGREEMENT (Narrative) (Details) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended		84 Months Ended	87 Months Ended
	Sep. 14, 2011	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Sep. 30, 2012	Feb. 02, 2012	May 02, 2011
Bridge Loan									$ 1,500,000
Debt Instrument, Convertible, Conversion Price									$ 0.4
Convertible Debt, Maturity Value								1,677,438
Less: Beneficial conversion feature discount	330,019	202,926		368,000
Deferred financing costs	66,375	0			103,250		0
Financing Interest Expense				103,250	29,500
Proceeds From Issuance Of Common Stock And Warrants				8,000,013
Debt Instrument, Convertible, Beneficial Conversion Feature, Percent Increase				10.00%
Accrued interest				198,989
Payment of arranger fee for convertible debt					0
Waiver fee		37,600	30,000	30,000		30,000	67,600
Loss on debt extinguishment		(37,235)	(841,752)	(841,752)		(841,752)	(878,987)
Second Amendment and Waiver Agreement [Member]
Bridge Loan		0		1,500,000		1,500,000	0
Debt Instrument, Convertible, Conversion Price		$ 0.12		$ 0.12		$ 0.12	$ 0.12
Debt Instrument, Convertible, Conversion Reduction Price		$ 0.095		$ 0.095
Debt Instrument, Maturity Date				Sep. 28, 2013
Payment of arranger fee for convertible debt				37,600
Change in Fair Value of Embedded Conversion Features Immediately Before and After Modification		10.00%		10.00%
Loss on debt extinguishment		(365)		(153,319)
Bridge Loan Principal Increased		1,880,000					1,880,000
Original Issue Discount		12.10%
Waiver Agreement [Member]
Bridge Loan		0		1,500,000		1,500,000	0
Debt Instrument, Convertible, Conversion Price		$ 0.4		$ 0.4		$ 0.4	$ 0.4
Proceeds From Issuance Of Common Stock And Warrants				8,000,000
Debt Instrument, Interest Rate, Stated Percentage		15.00%		15.00%		15.00%	15.00%
Debt Instrument, Convertible, Conversion Reduction Price		$ 0.12		$ 0.12
Accrued interest		84,192		84,192
Payment of arranger fee for convertible debt		30,000		30,000
Lender Warrants [Member]
Warrants Convertible to Common Stock, Shares		1,500,000		1,500,000
Warrants Exercise Price		$ 0.5		$ 0.5
Warrants Not Settleable in Cash, Fair Value Disclosure		1,132,000		1,132,000		1,132,000	1,132,000
Arranger Warrants [Member]
Warrants Convertible to Common Stock, Shares				75,000
Warrants Exercise Price				$ 0.4
Warrants Not Settleable in Cash, Fair Value Disclosure				57,750		57,750
Finders Fee Payment In Cash, Percentage				5.00%
Finders Fee Payment In Cash				$ 75,000